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                                                           PROSPECTUS SUPPLEMENT

                                                           August 25, 2005

MORGAN STANLEY INSTITUTIONAL FUND, INC.

Effective November 1, 2005, the Fund will change its name from Large Cap Relative Value Portfolio (the "Portfolio") to "Large Cap Value Portfolio." Upon effectiveness of this change, all references to "Large Cap Relative Value Portfolio" in the Prospectus will be replaced with "Large Cap Value Portfolio."

[SIDENOTE]

Large Cap Relative Value Portfolio


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
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                                                           PROSPECTUS SUPPLEMENT

                                                           August 25, 2005

MORGAN STANLEY INSTITUTIONAL FUND, INC.

The Board of Directors of Morgan Stanley Institutional Fund, Inc. approved changing the name of the Value Equity Portfolio (the "Portfolio") to "Large Cap Relative Value Portfolio." This change will be effective November 1, 2005. Upon effectiveness of this change, all references to "Value Equity Portfolio" in the Prospectus will be replaced with "Large Cap Relative Value Portfolio."

Effective immediately:

The second paragraph of the section of the Portfolio's Prospectus titled "Value Equity Portfolio - Process" is hereby deleted in its entirety and replaced by the following:

   Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies with capitalizations within the range of companies included in the Russell 1000 Value Index. As of June 30, 2005, these market capitalizations ranged between $457.2 million and $367.5 billion. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

The following sentence is hereby added within the "Value Equity Portfolio - Process" section of the Portfolio's Prospectus:

   The Portfolio may invest up to 15% of its net assets in Real Estate Investment Trusts ("REITs").

The following paragraph is hereby added within the "Value Equity Portfolio - Risks" section of the Portfolio's Prospectus:

   REITs pool investors' funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

[SIDENOTE]

Supplement dated August 25, 2005 to the Prospectus dated April 29, 2005 of:

Value Equity Portfolio


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
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                                  STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

                                  August 25, 2005

MORGAN STANLEY INSTITUTIONAL FUND, INC.

Effective November 1, 2005, the Board of Directors of Morgan Stanley Institutional Fund, Inc. approved changing the name of the Equity Growth Portfolio to "U.S. Large Cap Growth Portfolio." Upon effectiveness of this change, all references to "Equity Growth Portfolio" in the Statement of Additional Information will be replaced with "U.S. Large Cap Growth Portfolio."

Effective November 1, 2005, the Board of Directors of Morgan Stanley Institutional Fund, Inc. approved changing the name of the Value Equity Portfolio to "Large Cap Relative Value Portfolio." Upon effectiveness of this change, all references to "Value Equity Portfolio" in the Statement of Additional Information will be replaced with "Large Cap Relative Value Portfolio."

[SIDENOTE]

Supplement dated August 25, 2005 to the Statement of Additional Information of Morgan Stanley Institutional Fund, Inc. dated April 29, 2005 of:

Equity Growth Portfolio

Value Equity Portfolio


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.